Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Cauchari- Olaroz 1	Equipment and machinery	Other 2	Total

	$	$	$	$

Cost

As at December 31, 2019	158,309	951	1,889	161,149

Additions	59,853	247	283	60,383

Capitalization of interest	5,132	-	-	5,132

Deconsolidation	(223,294)	-	-	(223,294)

Disposals	-	-	(83)	(83)

Foreign exchange	-	-	19	19

As at December 31, 2020	-	1,198	2,108	3,306

Additions	-	118	3,360	3,478

Disposals	-	-	(452)	(452)

As at December 31, 2021	-	1,316	5,016	6,332

	Cauchari- Olaroz 1	Equipment and machinery	Other 2	Total
	$	$	$	$

Accumulated depreciation

As at December 31, 2019	1,455	197	573	2,225

Depreciation for the period	279	274	380	933

Deconsolidation of Minera Exar fixed assets	(1,734)	-	-	(1,734)

Disposals	-	-	(53)	(53)

As at December 31, 2020	-	471	900	1,371

Depreciation for the period	-	343	582	925

Disposals	-	-	(332)	(332)

As at December 31, 2021	-	814	1,150	1,964

	Cauchari- Olaroz 1	Equipment and machinery	Other 2	Total
	$	$	$	$

Net book value

As at December 31, 2020	-	727	1,208	1,935

As at December 31, 2021	-	502	3,866	4,368